Share Capital And Equity Compensation - Summary of Changes to Number of Deferred Share Units (Details) - Deferred Share Units - shares shares in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	225	252	438	252
Number of shares granted			203	357
Granted pre-separation		32
Converted into common shares pre-separation		(59)
Net adjustment upon separation	(29)
Converted into shares post-separation	(83)
Granted post-separation	325
Number of shares outstanding balance	438	225	641	438